STOCK COMPENSATION EXPENSE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net income (loss)	$ (21,073)	$ (32,854)	$ (47,711)	$ (41,683)
Net income (loss) per share
Basic (in dollars per share)	$ (0.55)	$ (1.29)	$ (1.43)	$ (1.64)
Diluted (in dollars per share)	$ (0.55)	$ (1.29)	$ (1.43)	$ (1.64)
Number of shares used for computing (weighted average)
Basic (in shares)	38,438	25,421	33,403	25,418
Diluted (in shares)	38,438	25,421	33,403	25,418
Stock-based compensation (ASC 718)
Total	301	465	982	961
Net income (loss) before stock-based compensation	(20,772)	(32,389)	(46,729)	(40,722)
Net income (loss) before stock-based compensation per share
Basic (in dollars per share)	$ (0.54)	$ (1.27)	$ (1.40)	$ (1.60)
Diluted (in dollars per share)	$ (0.54)	$ (1.27)	$ (1.40)	$ (1.60)
Cost of Products and Services Sold [Member]
Stock-based compensation (ASC 718)
Total	10	5	20	10
Research and Development [Member]
Stock-based compensation (ASC 718)
Total	136	180	394	372
Selling, General and Administrative [Member]
Stock-based compensation (ASC 718)
Total	$ 156	$ 280	$ 568	$ 579